Supplement dated February 24, 2021
to the Prospectus of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Strategic Income Fund	May 1, 2020
Effective March 1, 2021 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
On the Effective Date, the portfolio manager information under the caption "Portfolio Management - Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Lead Portfolio Manager	2010
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Portfolio Manager	2017
Alexandre (Alex) Christensen, CFA	Portfolio Manager	Portfolio Manager	March 2021
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
Shareholders should retain this Supplement for future reference.
C-1522-8 A (2/21)